Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets
	December 31,
	2025	2024

Prepaid expenses	159	102
Other receivable	65	5
	224	107